UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

Tax-Exempt Municipal Bonds (99.8%)
California (99.8%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Branson School) VRDO	0.040%	3/7/14 LOC	6,750	6,750
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Institute for Defense
Analyses) VRDO	0.010%	3/7/14 LOC	11,945	11,945
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.030%	3/7/14 LOC	55,000	55,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	0.040%	3/7/14 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.060%	3/7/14 LOC	5,485	5,485
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.050%	3/7/14	5,000	5,000
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.070%	3/7/14	9,865	9,865
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.010%	3/7/14 LOC	9,560	9,560
Berkeley CA TRAN	1.000%	7/10/14	12,500	12,536
Beverly Hills CA Public Financing Authority
Lease Revenue	3.000%	6/1/14	2,500	2,518
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	0.030%	3/7/14	4,100	4,100
California Department of Water Resources
Water System Revenue CP	0.060%	3/14/14	9,667	9,667
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.020%	3/7/14	55,800	55,800
California Educational Facilities Authority
Revenue (Stanford University) CP	0.130%	10/16/14	15,000	15,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.030%	3/7/14	4,435	4,435
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.050%	3/7/14	3,000	3,000
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.030%	3/7/14	14,800	14,800
California GO	5.250%	4/1/14 (Prere.)	3,845	3,862
California GO	5.250%	4/1/14 (Prere.)	6,000	6,026
California GO	5.300%	4/1/14 (Prere.)	2,450	2,461
California GO	5.500%	4/1/14 (Prere.)	2,550	2,562
California GO	5.500%	4/1/14 (Prere.)	2,900	2,913
California GO	5.250%	6/1/14 (Prere.)	4,800	4,861
California GO VRDO	0.020%	3/3/14 LOC	2,200	2,200
California GO VRDO	0.020%	3/3/14 LOC	8,400	8,400

California GO VRDO	0.020%	3/3/14 LOC	10,900	10,900
California GO VRDO	0.020%	3/3/14 LOC	8,380	8,380
California GO VRDO	0.030%	3/3/14 LOC	14,025	14,025
California GO VRDO	0.030%	3/7/14 LOC	15,000	15,000
California GO VRDO	0.030%	3/7/14 LOC	7,900	7,900
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.020%	3/7/14 LOC	6,725	6,725
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.020%	3/7/14 LOC	800	800
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.020%	3/7/14 LOC	3,900	3,900
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.020%	3/7/14 LOC	5,000	5,000
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.020%	3/7/14 LOC	13,495	13,495
1 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB
VRDO	0.030%	3/7/14 LOC	35,000	35,000
2 California Health Facilities Financing Authority
Revenue (Memorial Health Services) PUT	0.100%	9/26/14	15,000	15,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.020%	3/7/14	12,000	12,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.020%	3/7/14	56,100	56,100
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.020%	3/7/14 LOC	8,000	8,000
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.020%	3/7/14 LOC	12,020	12,020
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.030%	3/7/14 LOC	14,225	14,225
1 California Health Facilities Financing Authority
Revenue (St. Joseph Health System) TOB
VRDO	0.030%	3/7/14	15,000	15,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	3/7/14	6,700	6,700
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.040%	3/7/14	17,105	17,105
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.050%	3/7/14	3,750	3,750
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.030%	3/7/14 LOC	21,600	21,600
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.030%	3/7/14 LOC	21,400	21,400
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.040%	3/7/14 LOC	7,200	7,200
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.020%	3/7/14 LOC	2,610	2,610
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.030%	3/7/14 LOC	9,000	9,000
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) VRDO	0.020%	3/7/14 LOC	35,000	35,000

California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.020%	3/3/14 LOC	10,325	10,325
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.030%	3/7/14 LOC	13,470	13,470
California Infrastructure & Economic
Development Bank Revenue (Buck Institute
for Age Research) VRDO	0.020%	3/7/14 LOC	23,300	23,300
California Infrastructure & Economic
Development Bank Revenue (CA Independent
System Operator Project)	5.625%	2/1/15 (Prere.)	7,000	7,352
California Infrastructure & Economic
Development Bank Revenue (State Clean
Water Revolving Fund)	2.000%	10/1/14	2,825	2,856
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.020%	3/3/14	40,490	40,490
California Municipal Finance Authority Revenue
(Notre Dame High School, San Jose) VRDO	0.050%	3/7/14 LOC	5,125	5,125
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.020%	3/3/14 LOC	4,900	4,900
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.040%	3/3/14 LOC	16,900	16,900
California Public Works Board Lease Revenue
(Department of Mental Health)	5.000%	6/1/14 (Prere.)	3,000	3,036
California Public Works Board Lease Revenue
(Department of Mental Health)	5.125%	6/1/14 (Prere.)	5,000	5,062
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/14 (Prere.)	3,080	3,121
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/14 (Prere.)	9,980	10,113
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/14 (Prere.)	2,000	2,027
California RAN	2.000%	5/28/14	36,000	36,155
California RAN	2.000%	6/23/14	71,400	71,796
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/2/14	5,300	5,324
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/2/14	7,650	7,685
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/2/14	5,600	5,625
California State University CP	0.080%	4/3/14 LOC	5,765	5,765
California State University CP	0.080%	5/6/14 LOC	5,000	5,000
California State University Revenue Systemwide	0.390%	11/1/14	4,415	4,422
1 California State University Revenue Systemwide
TOB VRDO	0.040%	3/7/14	10,000	10,000
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.030%	3/7/14	124,510	124,510
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.050%	3/7/14 LOC	10,105	10,105
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.030%	3/7/14 LOC	8,495	8,495

California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.040%	3/7/14 LOC	5,800	5,800
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.040%	3/7/14 LOC	11,900	11,900
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.020%	3/7/14 LOC	20,050	20,050
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	19,275	19,355
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.140%	8/5/14	23,750	23,750
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.140%	8/5/14	1,500	1,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.140%	8/6/14	35,000	35,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.020%	3/7/14	17,100	17,100
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.020%	3/7/14	31,500	31,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.020%	3/7/14	22,050	22,050
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.020%	3/7/14	21,050	21,050
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego) VRDO	0.020%	3/7/14 LOC	25,000	25,000
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.030%	3/7/14	37,803	37,803
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.060%	3/7/14	1,690	1,690
1 California Statewide Communities Development
Authority Revenue (Trinity Health) TOB VRDO	0.030%	3/7/14	2,175	2,175
California Statewide Communities Development
Authority Revenue (University of San Diego)
VRDO	0.030%	3/7/14 LOC	23,125	23,125
Calleguas-Las Virgenes CA Public Financing
Authority Revenue (Municipal Water District
Project) VRDO	0.020%	3/7/14 LOC	16,085	16,085
1 Cerritos CA Community College District GO
TOB VRDO	0.050%	3/7/14	7,845	7,845
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.050%	3/7/14 LOC	18,970	18,970
Contra Costa CA Municipal Water District
Revenue (Extendible) CP	0.100%	10/4/14	9,000	9,000
Desert Sands CA Unified School District GO	5.000%	6/1/14 (Prere.)	4,290	4,342
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.120%	8/2/14	5,000	5,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.130%	9/1/14	15,000	15,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.110%	10/19/14	20,800	20,800

East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	11/1/14	12,200	12,200
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	11/3/14	17,000	17,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	11/15/14	13,500	13,500
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.030%	3/7/14	9,260	9,260
East Bay CA Municipal Utility District Water
System Revenue VRDO	0.030%	3/7/14	6,445	6,445
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.040%	3/7/14	1,590	1,590
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.020%	3/7/14	18,600	18,600
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.030%	3/7/14	2,245	2,245
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.050%	7/3/14	17,000	16,999
Elsinore Valley CA Municipal Water District COP
VRDO	0.060%	3/7/14 LOC	8,000	8,000
Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.050%	3/7/14 LOC	9,400	9,400
Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.060%	3/7/14 LOC	4,250	4,250
Fairfield-Suisun CA Unified School District GO	5.000%	8/1/14 (Prere.)	2,135	2,179
Freemont CA Union High School District TRAN	1.000%	6/30/14	7,000	7,019
Fremont CA COP VRDO	0.030%	3/7/14 LOC	29,190	29,190
Fremont CA COP VRDO	0.030%	3/7/14 LOC	5,000	5,000
Fremont CA COP VRDO	0.030%	3/7/14 LOC	8,565	8,565
Fresno CA Unified School District GO	2.000%	8/1/14	4,990	5,026
Fresno County CA TRAN	1.250%	6/30/14	50,000	50,177
Garden Grove CA Housing Authority Multifamily
Housing Revenue (Valley View Senior Villas
Project) VRDO	0.050%	3/7/14 LOC	9,100	9,100
Hemet CA Multifamily Housing Revenue
(Sunwest Retirement Village) VRDO	0.030%	3/7/14	1,000	1,000
Irvine CA Assessment District No. 94-13
Improvement Revenue (Oak Creek) VRDO	0.020%	3/3/14 LOC	1,250	1,250
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.020%	3/3/14 LOC	600	600
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.020%	3/3/14 LOC	3,300	3,300
2 Irvine CA Ranch Water District Revenue PUT	0.040%	3/12/15	8,750	8,750
2 Irvine CA Ranch Water District Revenue PUT	0.040%	3/12/15	5,840	5,840
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.020%	3/3/14 LOC	123	123
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.020%	3/3/14 LOC	18,748	18,748
Livermore CA COP VRDO	0.030%	3/7/14 LOC	12,995	12,995
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Richards Manor)
VRDO	0.060%	3/7/14 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB VRDO	0.230%	3/7/14	15,635	15,635
1 Los Angeles CA Community College District GO
TOB VRDO	0.030%	3/7/14	3,500	3,500

1 Los Angeles CA Community College District GO
TOB VRDO	0.030%	3/7/14	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.030%	3/7/14 LOC	11,300	11,300
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.040%	3/7/14 LOC	19,200	19,200
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.040%	3/7/14	5,100	5,100
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.040%	3/7/14	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.050%	3/7/14	6,400	6,400
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.060%	3/7/14	9,995	9,995
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.080%	3/7/14	7,975	7,975
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.080%	3/7/14	18,880	18,880
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/14	2,500	2,540
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.040%	3/3/14	13,110	13,110
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.040%	3/7/14	7,495	7,495
Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	3/3/14	8,200	8,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	3/7/14	26,950	26,950
Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	3/7/14	400	400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	3/7/14	21,175	21,175
Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	3/7/14	43,900	43,900
Los Angeles CA GO	4.000%	9/1/14	5,000	5,098
Los Angeles CA Harbor Department Revenue
CP	0.130%	3/19/14	25,000	25,000
Los Angeles CA Harbor Department Revenue
CP	0.120%	4/1/14	20,000	20,000
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.040%	3/7/14	2,680	2,680
Los Angeles CA Multifamily Housing Revenue
(Beverly Park Apartments) VRDO	0.050%	3/7/14 LOC	15,500	15,500
Los Angeles CA Multifamily Housing Revenue
(Fountain Park Project) VRDO	0.030%	3/7/14 LOC	40,000	40,000
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.050%	3/7/14 LOC	6,595	6,595
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.040%	3/7/14 LOC	23,600	23,600
Los Angeles CA TRAN	2.000%	5/1/14	40,000	40,122
Los Angeles CA TRAN	2.000%	6/26/14	20,000	20,116
1 Los Angeles CA Unified School District GO TOB
VRDO	0.040%	3/7/14	6,660	6,660
1 Los Angeles CA Unified School District GO TOB
VRDO	0.040%	3/7/14	9,995	9,995

1 Los Angeles CA Unified School District GO TOB
VRDO	0.040%	3/7/14	9,125	9,125
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.040%	3/7/14	7,500	7,500
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	2.000%	7/1/14	11,070	11,137
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/14 (Prere.)	2,500	2,540
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
TOB VRDO	0.030%	3/7/14 LOC	29,600	29,600
Los Angeles County CA Multifamily Housing
Revenue (Valencia Village Project) VRDO	0.030%	3/7/14	6,325	6,325
Los Angeles County CA TRAN	2.000%	6/30/14	13,500	13,581
1 Los Angeles County CA Unified School District
GO TOB VRDO	0.040%	3/7/14	5,000	5,000
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.030%	3/3/14 LOC	12,840	12,840
2 Metropolitan Water District of Southern
California Revenue PUT	0.040%	2/9/15	13,180	13,180
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.040%	3/7/14	3,295	3,295
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.040%	3/7/14	6,435	6,435
Metropolitan Water District of Southern
California Revenue VRDO	0.020%	3/7/14	27,900	27,900
Metropolitan Water District of Southern
California Revenue VRDO	0.020%	3/7/14	3,910	3,910
Metropolitan Water District of Southern
California Revenue VRDO	0.030%	3/7/14	18,075	18,075
Mount Diablo CA Unified School District GO	5.000%	6/1/14 (Prere.)	12,000	12,264
Mountain View Whisman CA School District GO	1.000%	9/1/14	4,200	4,218
1 Nuveen California Dividend Advantage
Municipal Fund 2 VRDP VRDO	0.130%	3/7/14 LOC	25,000	25,000
1 Nuveen California Dividend Advantage
Municipal Fund 3 VRDP VRDO	0.110%	3/7/14 LOC	15,000	15,000
1 Nuveen California Investment Quality Municipal
Fund VRDP VRDO	0.110%	3/7/14 LOC	18,000	18,000
1 Nuveen California Performance Plus Municipal
Fund VRDP VRDO	0.100%	3/7/14 LOC	21,000	21,000
1 Nuveen California Quality Income Municipal
Fund VRDP VRDO	0.100%	3/7/14 LOC	34,600	34,600
1 Nuveen California Select Quality Municipal Fund
VRDP VRDO	0.100%	3/7/14 LOC	6,000	6,000
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.090%	3/7/14 LOC	39,500	39,500
Orange County CA Apartment Development
Revenue VRDO	0.020%	3/7/14 LOC	41,300	41,300
Orange County CA Apartment Development
Revenue VRDO	0.040%	3/7/14 LOC	9,550	9,550
Orange County CA Sanitation District COP BAN	2.000%	10/16/14	15,000	15,172
Orange County CA Water District COP VRDO	0.030%	3/7/14	8,600	8,600
Orange County CA Water District CP	0.100%	4/1/14 LOC	20,400	20,400
Otay CA Water District (Capital Project) COP
VRDO	0.020%	3/7/14 LOC	7,710	7,710
1 Peralta CA Community College District Revenue
TOB VRDO	0.030%	3/7/14	19,645	19,645

1 Riverside CA Electric Revenue TOB VRDO	0.030%	3/3/14	5,400	5,400
Riverside CA Electric Revenue VRDO	0.030%	3/7/14 LOC	3,400	3,400
Riverside County CA Industrial Development
Authority Empowerment Zone Facility
Revenue (Guy Evans Inc. Project) VRDO	0.050%	3/7/14 LOC	4,820	4,820
Riverside County CA Public Facility Project COP
VRDO	0.030%	3/7/14 LOC	5,600	5,600
Riverside County CA Teeter Notes	2.000%	10/15/14	20,000	20,224
Riverside County CA TRAN	2.000%	3/31/14	39,000	39,059
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.020%	3/7/14	35,000	35,000
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.030%	3/7/14	6,930	6,930
Sacramento CA Municipal Utility District
Revenue VRDO	0.020%	3/7/14 LOC	10,500	10,500
Sacramento CA Municipal Utility District
Revenue VRDO	0.020%	3/7/14 LOC	33,000	33,000
Sacramento CA Municipal Utility District
Revenue VRDO	0.030%	3/7/14 LOC	6,000	6,000
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.030%	3/7/14	2,000	2,000
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.050%	3/7/14 LOC	10,200	10,200
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.050%	3/7/14 LOC	12,300	12,300
1 Sacramento County CA Sanitation Districts
Financing Authority Revenue TOB VRDO	0.030%	3/7/14 LOC	7,550	7,550
1 San Bernardino CA Community College District
GO TOB VRDO	0.040%	3/7/14	4,620	4,620
San Bernardino County CA TRAN	2.000%	6/30/14	26,700	26,861
1 San Diego CA Community College District GO
TOB VRDO	0.030%	3/7/14	5,710	5,710
1 San Diego CA Community College District GO
TOB VRDO	0.030%	3/7/14	5,000	5,000
1 San Diego CA Community College District GO
TOB VRDO	0.050%	3/7/14	5,000	5,000
San Diego CA County TRAN	2.000%	4/30/14	3,515	3,525
San Diego CA County TRAN	2.000%	6/30/14	20,000	20,121
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.040%	3/7/14 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.040%	3/7/14 LOC	32,440	32,440
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	0.030%	3/7/14	8,280	8,280
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.040%	3/7/14	7,495	7,495
1 San Diego CA Unified School District GO TOB
VRDO	0.050%	3/7/14	29,840	29,840
San Diego CA Unified School District TRAN	2.000%	6/30/14	10,000	10,060
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.030%	3/7/14	1,745	1,745
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.020%	3/7/14	45,845	45,845
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.030%	3/7/14	1,625	1,625

1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.040%	3/7/14	6,840	6,840
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.040%	3/7/14	4,825	4,825
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.080%	3/7/14	6,100	6,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.080%	3/7/14	6,500	6,500
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.040%	3/7/14	3,335	3,335
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.040%	3/7/14	6,300	6,300
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.040%	3/7/14	9,500	9,500
San Francisco CA City & County (Clean & Safe
Neighborhood Parks) GO	4.000%	6/15/14	4,395	4,444
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	4.000%	6/15/14	1,895	1,916
San Francisco CA City & County (Road
Repaving & Street Safety) GO	4.000%	6/15/14	7,915	8,003
1 San Francisco CA City & County COP TOB
VRDO	0.050%	3/7/14	3,325	3,325
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.030%	3/7/14 LOC	43,250	43,250
San Francisco CA City & County International
Airport Revenue CP	0.150%	6/10/14 LOC	2,200	2,200
San Francisco CA City & County International
Airport Revenue VRDO	0.030%	3/7/14 LOC	44,000	44,000
San Francisco CA City & County International
Airport Revenue VRDO	0.030%	3/7/14 LOC	26,300	26,300
San Francisco CA City & County International
Airport Revenue VRDO	0.040%	3/7/14 LOC	9,000	9,000
San Francisco CA City & County International
Airport Revenue VRDO	0.040%	3/7/14 LOC	18,310	18,310
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.040%	3/7/14	6,800	6,800
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.030%	3/7/14 LOC	41,200	41,200
1 San Francisco CA City & County Unified School
District GO TOB VRDO	0.040%	3/7/14	14,720	14,720
San Francisco CA City & County Unified School
District TRAN	2.000%	8/14/14	20,000	20,165
San Jose CA Financing Authority Lease
Revenue CP	0.090%	5/1/14 LOC	14,004	14,004
San Jose CA Financing Authority Lease
Revenue CP	0.090%	5/1/14 LOC	14,005	14,005
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.040%	3/7/14 LOC	15,900	15,900
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.040%	3/7/14 LOC	10,000	10,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.060%	3/7/14	7,310	7,310
San Juan CA Unified School District GO	5.000%	8/1/14 (Prere.)	1,785	1,821
1 San Mateo County CA Community College
District GO TOB VRDO	0.050%	3/7/14	6,450	6,450

1 San Mateo County CA Community College
District GO TOB VRDO	0.050%	3/7/14	4,315	4,315
Santa Barbara County CA TRAN	2.000%	6/30/14	13,850	13,933
1 Sequoia CA Unified School District GO TOB
VRDO	0.060%	3/7/14	5,860	5,860
1 Sonoma County CA Junior College District GO
TOB VRDO	0.030%	3/7/14 LOC	30,290	30,290
1 Sunnyvale CA Wastewater Revenue TOB
VRDO	0.050%	3/7/14	8,720	8,720
1 University of California Medical Centers
Revenue TOB VRDO	0.040%	3/7/14	4,100	4,100
University of California Regents Medical Center
Pooled Revenue VRDO	0.020%	3/7/14	5,000	5,000
University of California Regents Medical Center
Revenue VRDO	0.020%	3/3/14	3,020	3,020
1 University of California Revenue TOB VRDO	0.040%	3/3/14	14,500	14,500
1 University of California Revenue TOB VRDO	0.040%	3/3/14	25,100	25,100
1 University of California Revenue TOB VRDO	0.030%	3/7/14	29,195	29,195
1 University of California Revenue TOB VRDO	0.040%	3/7/14	5,125	5,125
1 University of California Revenue TOB VRDO	0.040%	3/7/14	3,400	3,400
1 University of California Revenue TOB VRDO	0.040%	3/7/14	2,190	2,190
1 University of California Revenue TOB VRDO	0.040%	3/7/14	3,495	3,495
1 University of California Revenue TOB VRDO	0.040%	3/7/14	6,000	6,000
1 University of California Revenue TOB VRDO	0.040%	3/7/14	3,470	3,470
1 University of California Revenue TOB VRDO	0.050%	3/7/14	19,577	19,577
University of California Revenue VRDO	0.020%	3/7/14	12,000	12,000
University of California Revenue VRDO	0.030%	3/7/14	20,000	20,000
University of California Revenue VRDO	0.030%	3/7/14	10,000	10,000
West Valley-Mission CA Community College
District GO	2.000%	8/1/14	10,970	11,055
Western Municipal Water District Facilities
Authority California Water Revenue VRDO	0.030%	3/7/14 LOC	20,475	20,475
Westlands CA Water District COP VRDO	0.020%	3/7/14 LOC	23,325	23,325
				3,768,227
Total Tax-Exempt Municipal Bonds (Cost $3,768,227)				3,768,227
Total Investments (99.8%) (Cost $3,768,227)				3,768,227
Other Assets and Liabilities-Net (0.2%)				9,232
Net Assets (100%)				3,777,459

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $843,920,000, representing 22.3% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
California (99.5%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.050%	3/3/14 LOC	1,990	1,990
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	968
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,191
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	7,694
ABAG Finance Authority for Nonprofit Corps.
California Revenue (On Lok Senior Health
Services) VRDO	0.020%	3/7/14 LOC	3,000	3,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/21	500	550
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	740
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	16,420
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	12,427
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	2,383
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	2,449
Anaheim CA Public Financing Authority
Revenue (Distribution System)	5.000%	10/1/21 (14)	3,390	3,403
Bakersfield CA Wastewater Revenue VRDO	0.050%	3/7/14	4,500	4,500
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/24	5,500	6,454
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,261
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	4,000	4,372
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	5,000	5,439
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	1,500	1,636
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/39	15,050	16,221
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,202
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	4,000	4,209
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/44	10,000	10,866
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	3,350	3,505
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	4,906

California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	6,739
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	8,000	9,419
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	12,074
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	4,500	5,433
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,969
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	30,000	34,979
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	8,810	10,151
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	4,000	4,397
California Economic Recovery GO	5.000%	7/1/18	12,000	14,180
California Economic Recovery GO	5.000%	7/1/19	6,000	7,228
California Economic Recovery GO	5.000%	7/1/20	10,000	11,935
California Economic Recovery GO	5.250%	7/1/21	11,985	14,338
California Economic Recovery GO	5.000%	7/1/22	5,000	5,531
California Economic Recovery GO VRDO	0.020%	3/3/14 LOC	1,350	1,350
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	10/1/39	7,730	8,289
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	10,000	10,781
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/42	8,940	9,456
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,922
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,161
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	3,000	3,246
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/34	3,155	1,239
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/35	3,155	1,154
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/36	3,155	1,093
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/37	3,155	1,040
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/39	2,805	833
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/40	1,580	446
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	5,330	6,621
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,459
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	5,445	5,924
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	3,420	3,834

California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,000	2,115
California GO	5.250%	10/1/14 (14)	1,880	1,889
California GO	5.000%	3/1/19	1,250	1,486
California GO	6.000%	4/1/19	1,690	2,098
California GO	6.000%	8/1/19 (3)	210	215
California GO	5.000%	10/1/19	10,070	12,073
California GO	5.000%	4/1/20	1,460	1,701
California GO	5.000%	9/1/21	11,000	13,259
California GO	5.250%	9/1/22	3,000	3,672
California GO	5.000%	11/1/22	1,000	1,144
California GO	5.250%	9/1/23	10,100	12,167
California GO	5.000%	3/1/25	7,000	7,956
California GO	5.000%	6/1/26 (14)	20,000	22,336
California GO	5.250%	10/1/27	5,000	5,806
California GO	5.100%	11/1/27	1,475	1,677
California GO	5.000%	9/1/28	2,500	2,797
California GO	5.000%	9/1/28	10,650	11,503
California GO	5.000%	9/1/29	5,125	5,714
California GO	5.000%	10/1/29	1,400	1,552
California GO	5.250%	10/1/29	4,700	5,271
California GO	5.250%	3/1/30	10,000	11,346
California GO	4.500%	8/1/30	1,440	1,475
California GO	5.250%	9/1/30	6,000	6,790
California GO	5.750%	4/1/31	15,875	18,302
California GO	5.000%	6/1/32	25,000	26,773
California GO	5.000%	9/1/32	1,045	1,144
California GO	6.000%	3/1/33	7,000	8,346
California GO	5.125%	4/1/33	8,500	9,269
California GO	6.500%	4/1/33	33,000	40,315
California GO	5.000%	6/1/34	7,000	7,193
California GO	5.250%	4/1/35	5,000	5,574
California GO	6.000%	11/1/35	10,000	11,800
California GO	5.000%	9/1/36	8,500	9,108
California GO	5.000%	4/1/37	5,000	5,366
California GO	5.250%	3/1/38	8,000	8,553
California GO	6.000%	4/1/38	21,190	24,648
California GO	5.250%	8/1/38	10,000	10,758
California GO	5.500%	11/1/39	3,690	4,133
California GO	6.000%	11/1/39	2,700	3,188
California GO	5.500%	3/1/40	11,500	12,835
California GO	5.250%	11/1/40	11,000	11,925
California GO	5.000%	10/1/41	5,000	5,267
California GO	5.000%	4/1/42	2,000	2,109
California GO	5.000%	2/1/43	6,265	6,625
California GO	5.000%	4/1/43	5,000	5,292
California GO VRDO	0.020%	3/3/14 LOC	2,500	2,500
California GO VRDO	0.020%	3/3/14 LOC	3,000	3,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,330
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,495
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,709
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,491

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,347
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,416
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/34	2,415	2,486
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	4,995	5,110
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,617
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,469
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,222
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.020%	3/7/14 LOC	4,755	4,755
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,058
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,088
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,750	8,077
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	4,592
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/51	10,000	10,263
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,118
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,594
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,636
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/33	2,000	2,326
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,319
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,238
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	6,000	6,209
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/37	4,500	4,729
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,905
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,167
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,806
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,719
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	10,000	10,133

1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.050%	3/3/14 (ETM)	20,860	20,860
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/39	5,000	5,234
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31 (14)	4,135	4,165
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	11,146
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/46	3,650	3,605
California Municipal Finance Authority Pollution
Control Revenue (Chevron USA Inc. Project)
VRDO	0.020%	3/3/14	1,200	1,200
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,265
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,506
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,762
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.020%	3/3/14 LOC	800	800
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	3,115
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (2)	15,645	16,989
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	7,047
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	8,250	9,504
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,755
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,378
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,375	3,540
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,386
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	17,000	17,944
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/15 (Prere.)	9,045	9,798
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,834
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	2,000	2,319
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	5,833
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,603
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,668

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,243
California State University Revenue Systemwide	5.250%	5/1/14 (Prere.)	3,510	3,542
California State University Revenue Systemwide	5.250%	5/1/14 (Prere.)	3,045	3,072
California State University Revenue Systemwide	5.000%	11/1/24	2,000	2,318
California State University Revenue Systemwide	5.750%	11/1/27	4,500	5,286
California State University Revenue Systemwide	5.250%	11/1/34	5,000	5,597
California State University Revenue Systemwide	5.000%	11/1/35 (14)	5,000	5,279
California State University Revenue Systemwide	5.000%	11/1/37	10,000	10,675
California State University Revenue Systemwide	5.000%	11/1/37	3,750	4,017
California State University Revenue Systemwide	5.250%	11/1/38	3,280	3,672
California State University Revenue Systemwide	5.000%	11/1/42	1,355	1,431
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,000	7,147
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,052
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/30	5,000	5,019
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,485
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	1,970
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	4.750%	4/1/33	4,185	4,234
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	31,425	32,480
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	5,000	5,060
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.020%	3/7/14	2,200	2,200
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,695
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	11,697
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/38 (2)	2,900	2,951
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,324
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,000	11,378
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	4.875%	11/15/36	3,705	3,327
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,307
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/38	8,000	8,009

Centinela Valley CA Union High School District
GO	6.000%	8/1/36	3,000	3,519
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	1,453
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	592
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,491
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	5,797
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	3,877
Coast CA Community College District GO	5.000%	8/1/27	5,700	6,601
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	2,855
Contra Costa CA Community College District
GO	5.000%	8/1/38	3,600	3,904
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/24	1,085	1,262
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/33 (2)	1,350	1,472
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32 (14)	15,765	17,178
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	10,000	10,996
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,295
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,619
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/37	5,655	6,052
2 El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,170
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,078
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,247
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,542
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,036
3 Fontana CA Unified School District GO	5.250%	8/1/14 (Prere.)	5,875	6,002
Fontana CA Unified School District GO	5.250%	8/1/31 (4)	240	244
Foothill-De Anza CA Community College District
GO	0.000%	8/1/17 (14)	3,000	2,897
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	3,014
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	2,651
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	1,578
Foothill-De Anza CA Community College District
GO	5.000%	8/1/40	10,000	10,696
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	9,000	4,943
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	2,200	2,323
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	13,000	13,495
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	6,500	6,810
Gavilan CA Joint Community College District
GO	5.500%	8/1/14 (Prere.)	3,315	3,391
Gavilan CA Joint Community College District
GO	5.500%	8/1/28 (2)	90	92

Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,143
Golden State Tobacco Securitization Corp.
California Revenue	5.125%	6/1/47	7,785	5,831
Grossmont CA Healthcare District GO	6.125%	7/15/40	2,500	2,882
Grossmont CA Union High School District GO	0.000%	8/1/30	6,600	3,009
Huntington Beach CA Union High School District
GO	0.000%	8/1/30 (4)	8,340	3,839
Irvine CA Ranch Water District Revenue VRDO	0.030%	3/3/14 LOC	600	600
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/30 (2)	5,500	5,600
Kern CA High School District GO	6.400%	8/1/14 (ETM)	1,490	1,530
Kern CA High School District GO	6.400%	8/1/15 (ETM)	1,645	1,791
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	2,086
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,242
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	3,657
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/20	6,155	6,276
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/21	2,500	2,534
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,530
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	909
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.588%	11/15/26	1,800	1,495
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	7,659
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	3,871
Los Angeles CA Community College District GO	5.500%	8/1/25	3,980	4,639
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,354
Los Angeles CA Community College District GO	5.000%	8/1/32 (14)	7,340	8,026
Los Angeles CA Community College District GO	6.000%	8/1/33	5,160	6,021
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,597
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	2,000	2,332
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,572
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,608
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,444
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,280
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	17,226
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	7,745	8,246
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,000	4,248
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,607
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	10,000	11,493
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29 (2)	10,000	11,006
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	17,465
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,458

Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,892
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,350
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	10,888
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,364
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,679
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	12,365	13,307
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	2,109
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,172
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,362
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	2,000	2,138
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.040%	3/3/14	5,200	5,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/3/14	7,200	7,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	3/3/14	4,900	4,900
Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	3/7/14	6,400	6,400
Los Angeles CA GO	5.000%	9/1/22	6,155	7,365
Los Angeles CA GO	5.000%	9/1/31	5,785	6,438
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	2,655	2,935
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	4,098
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	9,745	10,685
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	7,500	8,223
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	7,352
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,833
Los Angeles CA Unified School District GO	5.250%	7/1/28	7,000	8,311
Los Angeles CA Unified School District GO	5.000%	7/1/30 (3)	7,675	8,232
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	8,733
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,464
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,083
Los Angeles CA Wastewater System Revenue	5.000%	6/1/27	7,000	8,122
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.040%	3/7/14	4,500	4,500
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	4,000	4,872
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	5,000	5,952
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	4,000	4,268
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	4,000	4,255
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25 (14)	1,265	1,346
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	2,889

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	6,167
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	1,420	1,572
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/14 (2)	1,000	986
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,595
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,203
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	4,415
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	10,120	12,245
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,500	3,045
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,410	3,835
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/26	4,000	4,640
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,235	4,574
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,000	4,620
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,369
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	7,535	8,415
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,159
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/3/14	3,000	3,000
Modesto CA High School District GO	0.000%	8/1/18 (14)	3,225	2,972
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	1,065
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	4,795	4,918
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	8,440	10,364
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,010	3,076
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,170	3,239
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,335	3,408
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,524
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	1,457
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	345
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	657
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	312
Northern California Gas Authority No. 1
Revenue	0.765%	7/1/17	17,000	16,678
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	7,200	8,171
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,390
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	3,255	3,673
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/32	1,155	1,258

Oakland CA GO	5.000%	1/15/31	3,550	3,770
Oakland CA Unified School District GO	6.625%	8/1/38	1,000	1,146
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	4,324
Ohlone CA Community College District GO	5.250%	8/1/41	5,000	5,438
Ontario Public Financing Authority Water
Revenue	5.000%	7/1/43	2,325	2,480
Orange County CA Water District Revenue	5.000%	8/15/41	6,855	7,370
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,327
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,469
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,625
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,786
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	212
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,069
Palomar CA Community College District GO	0.000%	8/1/24	5,125	3,577
Palomar Pomerado Health California COP	6.000%	11/1/41	3,000	2,925
Palomar Pomerado Health California GO	4.500%	8/1/32 (14)	12,000	12,121
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	1,453
Palomar Pomerado Health California GO	0.000%	8/1/35	10,330	3,224
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,323
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	4,244
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,800	1,513
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,175
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	2,869
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	608
Pomona CA Unified School District GO	5.600%	8/1/14 (ETM)	1,585	1,622
Pomona CA Unified School District GO	5.600%	8/1/15 (ETM)	2,000	2,155
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,128
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	3,141
Poway CA Unified School District GO	5.000%	9/1/25	1,840	2,037
Poway CA Unified School District GO	5.000%	8/1/27	5,575	6,262
Poway CA Unified School District GO	5.000%	9/1/27	2,060	2,248
Poway CA Unified School District GO	5.000%	9/1/31	1,375	1,444
Poway CA Unified School District GO	0.000%	8/1/33	5,010	1,923
Poway CA Unified School District GO	5.000%	9/1/33	1,000	1,039
Poway CA Unified School District GO	0.000%	8/1/34	8,130	2,953
Poway CA Unified School District GO	5.000%	9/1/36	700	719
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	879
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,035	1,111
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	1,813
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,389
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	5,321
1 Riverside CA Electric Revenue TOB VRDO	0.030%	3/3/14	3,000	3,000

Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove)
Special Tax Revenue	5.000%	9/1/31 (2)	4,000	4,063
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/21	1,280	1,464
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/22	1,335	1,527
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,598
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	1,923
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	1,995
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,443
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/14 (14)	2,000	1,995
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	2,000	1,965
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.030%	3/7/14	1,490	1,490
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	1,258
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	522
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	1,234
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,068
Roseville CA Electric System Revenue	5.000%	2/1/37	4,500	4,699
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	620	690
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,610	1,785
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,566
Sacramento CA Financing Authority Lease
Revenue	5.375%	11/1/14 (2)	1,845	1,893
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	6,785	7,665
Sacramento CA Municipal Utility District
Revenue	5.900%	7/1/20 (2)	10,000	12,534
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,248
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,275
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,290
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,559
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/36	3,000	3,099
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	5,000	5,126

Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.020%	3/7/14	15,600	15,600
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.030%	3/7/14	35,000	35,000
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/26 (14)	5,000	5,432
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30 (14)	5,650	6,017
San Bernardino CA City Unified School District
GO	5.000%	8/1/27 (4)	1,060	1,170
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	11,235	11,827
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,449
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,825
San Diego CA Community College District GO	0.000%	8/1/36	8,000	2,586
San Diego CA Community College District GO	5.000%	8/1/36	2,500	2,704
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,019
San Diego CA Community College District GO	5.000%	8/1/41	3,000	3,213
San Diego CA Community College District GO	5.000%	8/1/43	5,000	5,401
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/34	6,000	6,720
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	7,000	7,841
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	2,872
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/38	1,500	1,677
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,682
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	6,200
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	4,115
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	708
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,431
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	1,425
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,074
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,423
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,513
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,422
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	2,824
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/37	1,500	1,639
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/38	2,000	2,179
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,088
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	3,540	3,679
San Diego County CA Water Authority Revenue	5.000%	5/1/31	4,700	5,207
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/26 (4)	7,275	8,161
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	15,000	16,412
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,120	2,369

San Francisco CA City & County GO	5.000%	6/15/23	6,000	7,151
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	5,220	5,937
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,265
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	10,000	10,402
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	14,271
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	8,430	9,467
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,217
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,333
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	4,000	4,387
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,451
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,386
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,605	2,773
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,810	3,051
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	10,662
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/39	2,000	2,234
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	8/1/41	1,000	1,148
2 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	3,545
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,653
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	9,236
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	3,458
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	3,236
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/31 (14)	11,950	4,274
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	4,000	4,083
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,270	1,320
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	3,415	3,649
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,300	2,432
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	3,375	3,523

San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	883
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	2,849
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,776
San Juan CA Unified School District GO	0.000%	8/1/14 (4)	2,610	2,607
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,950
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,655
San Juan CA Unified School District GO	0.000%	8/1/19 (4)	2,210	1,981
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,228
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	3,218
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/38 (15)	3,500	3,639
San Marcos CA Public Facilities Authority Tax
Allocation Revenue (Project Areas No. 2 &
No. 3 Financing Project)	5.000%	8/1/35 (2)	5,000	5,022
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,060
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,038
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	3,014
San Mateo County CA Community College
District GO	5.000%	9/1/31	5,000	5,363
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	3,971
San Ramon Valley CA Unified School District
GO	0.000%	7/1/14 (14)	8,290	8,284
San Ramon Valley CA Unified School District
GO	0.000%	7/1/15 (14)	2,005	1,995
San Ramon Valley CA Unified School District
GO	5.000%	8/1/22	4,000	4,866
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (14)	5,345	5,922
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	2,000	2,287
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	524
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,423
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,303
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.250%	5/15/36	5,000	5,537
Santa Clara County CA GO	5.000%	8/1/28	9,000	10,269
Santa Rosa CA Wastewater Revenue	6.000%	7/2/15 (2)	2,610	2,710
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	2,080	2,172
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,479
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,092
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	1,000	1,043
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,500	2,573
Sonoma County CA Junior College District GO	5.000%	8/1/27	2,000	2,325
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	3,903

South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/35 (14)	16,110	16,295
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,649
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,615
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	2,080
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	3,810
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,000	3,060
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,769
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,150	2,353
2 Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,592
1 Sweetwater CA Unified School District GO TOB
VRDO	0.050%	3/7/14 (13)	700	700
Temecula Valley CA Unified School District GO	0.000%	8/1/35	3,000	2,019
Temecula Valley CA Unified School District GO	0.000%	8/1/37	3,785	2,532
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	4,500	3,560
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,659
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,097
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,132
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	3,136
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,709
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	3,480	3,728
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	2,407
Union CA Elementary School District GO	0.000%	9/1/15 (14)	3,860	3,837
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,476
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,213
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,540
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,591
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	1,997
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,633
University of California Regents Medical Center
Revenue	5.250%	5/15/38	5,000	5,382
University of California Revenue	5.750%	5/15/25	7,000	8,325
University of California Revenue	5.000%	5/15/28	5,000	5,729
University of California Revenue	4.750%	5/15/33	9,425	9,750
University of California Revenue	5.000%	5/15/33	5,000	5,532
University of California Revenue	5.000%	5/15/34	3,220	3,542
University of California Revenue	5.000%	5/15/34	5,205	5,681
University of California Revenue	5.000%	5/15/35	3,640	3,959
University of California Revenue	5.000%	5/15/37 (13)	6,000	6,465
University of California Revenue	5.000%	5/15/38	12,000	13,042
University of California Revenue	5.250%	5/15/39	7,000	7,841
University of California Revenue	5.000%	5/15/40	2,395	2,578
1 University of California Revenue TOB VRDO	0.040%	3/3/14	11,195	11,195
1 University of California Revenue TOB VRDO	0.040%	3/3/14	4,765	4,765

1 University of California Revenue TOB VRDO	0.040%	3/7/14	1,600	1,600
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	3,057	3,175
Ventura County CA Community College District
GO	5.500%	8/1/33	8,500	9,600
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	3,000	3,164
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	3,847
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,090
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,189
Washington Township CA Health Care District
GO	5.500%	8/1/40	5,000	5,580
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	3,013
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	3,500	3,504
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	7,557
Westlands CA Water District Revenue	5.000%	9/1/34 (4)	2,000	2,137
Yuba City CA Unified School District GO	0.000%	9/1/15 (14)	1,870	1,851
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	1,942
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	1,981
				2,788,802
Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	75	76

Total Tax-Exempt Municipal Bonds (Cost $2,640,997)				2,788,878
Total Investments (99.5%) (Cost $2,640,997)				2,788,878
Other Assets and Liabilities-Net (0.5%)				15,297
Net Assets (100%)				2,804,175

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $51,820,000, representing 1.8% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2014.
3 Securities with a value of $615,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,788,878	—
Futures Contracts—Assets[1]	37	—	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	34	2,788,878	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2014	(171)	(21,295)	(36)
5-Year U.S. Treasury Note	June 2014	126	15,102	(3)
Ultra Long U.S. Treasury Bond	June 2014	(31)	(4,451)	—
				(39)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2014, the cost of investment securities for tax purposes was $2,644,825,000. Net unrealized appreciation of investment securities for tax purposes was $144,053,000, consisting of unrealized gains of $162,457,000 on securities that had risen in value since their purchase and $18,404,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
California (99.4%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.050%	3/3/14 LOC	7,345	7,345
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	2.150%	7/1/19	7,500	7,418
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	2.500%	7/1/19	2,140	2,142
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	3.000%	7/1/19	2,000	2,008
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,246
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	2,986
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	3.000%	11/15/16	1,220	1,265
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,191
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory) 5.000%		7/1/20	850	990
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory) 5.000%		7/1/22	555	643
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory) 5.000%		7/1/23	1,000	1,139
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory) 5.000%		7/1/24	1,265	1,420
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home) 5.000%		4/1/32	7,250	7,651
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare) 6.375%		8/1/14 (Prere.)	2,500	2,566
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare) 5.250%		8/1/23	1,000	1,148
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare) 5.000%		8/1/24	960	1,078
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare) 5.000%		8/1/25	950	1,057
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare) 5.000%		8/1/26	2,490	2,748
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare) 5.000%		8/1/28	900	971
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare) 6.000%		8/1/30	1,120	1,346

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,079
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,073
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/33	1,300	1,383
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	1,893
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/14 (2)	540	538
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/15 (2)	1,180	1,163
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	4,370	4,210
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	12,835	10,606
1 Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,500	6,285
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,190	2,584
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,534
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/24 (2)	3,805	4,100
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,000	13,191
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	3,727
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/14 (ETM)	1,880	1,885
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/15 (ETM)	3,960	4,012
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	3,500	3,813
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,096
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	4,984
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,686
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,539
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/21 (14)	4,425	4,814
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/22 (14)	4,660	5,033
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/24 (14)	5,175	5,526
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/25 (14)	5,450	5,781
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,194
Bakersfield CA Wastewater Revenue	5.000%	9/15/24 (4)	7,600	8,511
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	3,100	3,405
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	10,000	10,983
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,625	12,767

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	300	329
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,455	2,696
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,055	3,476
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,000	3,413
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	2,955
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,261
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/27	3,750	4,244
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,609
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,670
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	8,000	8,908
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,000	7,871
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/29	11,280	12,914
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	18,651
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,125	17,900
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	7,645	8,357
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.965%	8/1/17	25,000	25,266
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	12,500	12,728
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.730%	10/1/19	5,000	4,998
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.730%	10/1/19	5,500	5,498
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.930%	5/1/23	7,000	6,931
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.130%	4/1/24	5,000	4,997
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,473
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/22	7,295	8,543
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/23	6,150	7,170
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	5,848
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/25	4,020	4,551

Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/26	2,285	2,554
Cabrillo CA Community College District
Revenue	0.000%	8/1/14 (14)	2,655	2,652
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	10,750	10,714
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	26,850	28,379
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	19,625	21,661
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,519
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	14,600	16,707
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	28,607
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	17,950	21,134
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	1,810	2,131
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,458
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	23,514
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	3,660	4,419
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	22,890	27,638
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	18,000	21,734
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	23,319
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,969
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	7,952
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	40,000	46,639
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	14,675	17,111
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,825	12,746
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14 (Prere.)	180	187
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14 (Prere.)	3,355	3,479
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,250	1,522
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	5,645	6,897

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	6,000	7,344
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	5,000	5,766
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	8,565	9,794
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	8,800	10,140
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	3,900	4,607
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	3,350	3,836
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	4,505	5,333
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	3,530	4,015
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	8,255	9,484
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	4,640	5,474
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/30	2,720	3,076
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/30	1,850	2,170
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	3,910	4,396
California Economic Recovery GO	5.250%	7/1/14 (ETM)	3,385	3,444
California Economic Recovery GO	5.250%	7/1/14	11,615	11,819
California Economic Recovery GO	5.000%	7/1/18	29,770	35,178
California Economic Recovery GO	5.000%	7/1/19	32,330	38,946
California Economic Recovery GO	5.000%	7/1/20	43,745	52,208
California Economic Recovery GO	5.250%	7/1/21	45,385	54,296
California Economic Recovery GO	5.000%	7/1/22	16,280	18,008
California Economic Recovery GO PUT	5.000%	7/1/14	49,000	49,803
California Economic Recovery GO VRDO	0.020%	3/3/14 LOC	6,255	6,255
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/14	360	365
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/15	380	404
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	442
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	873

California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,282
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	403
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,161
3 California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	10,000	12,422
California Educational Facilities Authority
Revenue (University of La Verne)	5.000%	6/1/29	3,705	3,742
California Educational Facilities Authority
Revenue (University of Southern California)	4.500%	10/1/33	2,225	2,277
4 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.030%	3/3/14	614	614
4 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.040%	3/7/14	1,215	1,215
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	5,865	6,204
California GO	5.000%	10/1/14	2,000	2,058
California GO	5.000%	11/1/14	1,390	1,436
California GO	5.000%	3/1/15	1,000	1,049
California GO	5.000%	4/1/15	15,400	16,215
California GO	5.000%	12/1/15	1,470	1,488
California GO	5.000%	4/1/17	11,000	12,515
California GO	5.250%	2/1/18 (14)	8,000	9,398
California GO	6.000%	2/1/18 (2)	6,240	7,522
California GO	5.000%	3/1/18	1,850	2,161
California GO	5.500%	4/1/18	20,000	23,817
2 California GO	0.930%	5/1/18	9,000	9,117
California GO	5.000%	8/1/18	1,895	2,134
California GO	5.000%	10/1/18	14,095	16,692
California GO	5.000%	10/1/18	20,000	23,685
California GO	5.500%	4/1/19	11,245	13,657
California GO	5.000%	5/1/19	10,000	10,557
California GO	5.000%	8/1/19	30,000	32,019
California GO	5.000%	10/1/19	21,000	25,177
California GO	5.000%	10/1/19 (14)	14,800	16,507
California GO	5.000%	2/1/20	2,950	3,522
California GO	5.250%	2/1/20	7,500	9,059
California GO	5.000%	3/1/20	55,285	57,892
California GO	5.000%	8/1/20	14,890	16,723
California GO	5.000%	9/1/20	9,970	11,975
California GO	5.000%	10/1/20	10,555	12,687
California GO	5.000%	3/1/21	2,250	2,644
California GO	5.000%	4/1/21	2,240	2,689
California GO	5.500%	4/1/21	2,000	2,377
California GO	5.000%	9/1/21	13,700	16,513
California GO	5.000%	9/1/21	1,310	1,579
California GO	5.000%	10/1/21	2,575	3,106
California GO	5.000%	2/1/22	8,125	9,760
California GO	5.000%	4/1/22	4,550	5,471
California GO	5.000%	6/1/22	12,000	12,636
California GO	5.000%	9/1/22	12,710	15,312
California GO	5.250%	9/1/22	17,400	21,295
California GO	5.000%	2/1/23	9,610	11,328

California GO	5.000%	2/1/23	23,000	27,577
California GO	5.000%	9/1/23	10,000	12,051
California GO	5.000%	9/1/23	12,120	13,428
California GO	5.000%	9/1/23	7,000	8,300
California GO	5.250%	9/1/23	2,455	2,957
California GO	5.000%	10/1/23	12,500	13,890
California GO	5.000%	10/1/23	10,000	12,059
California GO	5.000%	12/1/23	7,500	8,550
California GO	5.000%	3/1/24	3,000	3,443
California GO	5.000%	8/1/24 (4)	31,275	33,342
California GO	5.000%	8/1/24	10,100	11,226
California GO	5.000%	9/1/24	10,000	11,694
California GO	5.000%	10/1/24	13,440	14,913
California GO	5.000%	10/1/24	11,420	13,010
California GO	5.000%	11/1/24	5,000	5,790
California GO	5.000%	11/1/24	6,000	6,807
California GO	5.000%	12/1/24	2,000	2,274
California GO	5.000%	2/1/25	12,940	14,873
California GO	5.125%	3/1/25	2,000	2,271
California GO	5.000%	8/1/25	18,525	20,496
California GO	5.000%	9/1/25	1,500	1,707
California GO	5.000%	9/1/25	2,185	2,522
California GO	5.000%	10/1/25	13,865	16,123
California GO	5.000%	10/1/25	6,000	6,795
California GO	5.000%	11/1/25	1,500	1,723
California GO	5.000%	12/1/25	21,015	23,849
California GO	5.000%	3/1/26	5,000	5,414
California GO	5.000%	3/1/26	5,000	5,642
California GO	5.000%	4/1/26	27,480	30,887
California GO	5.000%	9/1/26	2,500	2,816
California GO	5.000%	11/1/26	7,500	8,539
California GO	5.000%	4/1/27	24,285	26,992
California GO	5.750%	4/1/27	31,455	36,872
California GO	4.500%	8/1/27	6,000	6,352
California GO	5.000%	9/1/27	5,500	6,168
California GO	5.000%	10/1/27	13,875	15,855
California GO	5.250%	10/1/27	5,000	5,806
California GO	5.000%	3/1/28	10,855	11,086
California GO	5.750%	4/1/28	30,000	34,993
California GO	5.000%	6/1/28	10,005	10,498
California GO	5.000%	9/1/28	17,500	19,576
California GO	5.250%	9/1/28	6,000	6,890
California GO	5.250%	2/1/29	2,790	3,165
California GO	5.000%	9/1/29	6,000	6,682
California GO	5.000%	9/1/29	16,000	17,840
California GO	5.250%	3/1/30	20,000	22,692
California GO	4.500%	8/1/30	3,100	3,175
California GO	5.000%	9/1/30	10,000	11,080
California GO	5.000%	9/1/30	10,180	11,291
California GO	5.250%	9/1/30	5,000	5,742
California GO	5.000%	3/1/31	5,535	5,821
California GO	5.750%	4/1/31	30,000	34,587
California GO	5.000%	2/1/32	2,540	2,749
California GO	6.000%	3/1/33	12,000	14,307
California GO	5.125%	4/1/33	6,550	7,143
California GO	6.500%	4/1/33	22,715	27,750
2 California GO PUT	0.940%	12/3/18	1,000	1,001

California GO VRDO	0.020%	3/3/14 LOC	24,635	24,635
California GO VRDO	0.020%	3/3/14 LOC	1,300	1,300
California GO VRDO	0.020%	3/3/14 LOC	8,900	8,900
California GO VRDO	0.020%	3/3/14 LOC	7,800	7,800
California GO VRDO	0.020%	3/3/14 LOC	4,800	4,800
California GO VRDO	0.020%	3/3/14 LOC	11,200	11,200
California GO VRDO	0.030%	3/3/14 LOC	4,800	4,800
California GO VRDO	0.030%	3/7/14 LOC	4,500	4,500
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,326
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,201
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.030%	3/3/14 LOC	7,600	7,600
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist
Homes)	5.000%	7/1/26	1,740	1,853
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,163
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,496
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,388
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,205
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,300	5,957
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	21,784
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,128
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	4,250	4,799
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	9,000	9,148
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,137
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,155
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,920
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,189
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,505
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,375
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,877
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,504
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	2,910	3,130
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	2,890	2,987

2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.830%	7/1/17	5,255	5,292
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,802
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,087
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.020%	3/7/14 LOC	9,000	9,000
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	4.000%	6/1/16	735	788
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	348
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	516
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	996
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	849
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	337
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	869
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/14	730	755
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	952
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	842
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,655
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,500	1,729
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,936
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,250	2,542
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,167
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,500	3,648
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/19	500	568
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	800	959
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	500	597
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	3.000%	10/1/14	550	560
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,549

California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,500	1,699
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,191
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	2,022
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/20	1,000	1,192
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,000	1,116
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,194
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,458
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,400	2,821
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,738
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,669
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/24	3,000	3,553
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/28	4,000	4,746
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	584
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	6,722
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,115	2,239
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,891
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,518
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	838
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	932
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,276
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,058
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,970	5,435
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	11,410
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,250	6,663
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	15,454
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,643
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,390
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,535

California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,165
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/31	2,000	2,153
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,631
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,528
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,284
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,433
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	4,500	4,905
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,899
4 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.050%	3/3/14 (ETM)	32,920	32,920
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	10,628
2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	1.858%	8/1/18	6,000	5,988
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust)	4.000%	10/1/15	1,400	1,486
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.530%	4/1/14	5,000	5,002
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.330%	4/1/15	10,050	10,059
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.310%	4/1/16	3,190	3,190
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.020%	3/3/14 LOC	2,300	2,300
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.020%	3/3/14 LOC	3,500	3,500
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18 (14)	1,785	1,900
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19 (14)	1,040	1,099
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21 (14)	1,145	1,183
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.040%	3/7/14 LOC	4,500	4,500

California Infrastructure & Economic
Development Bank Revenue (State Revolving
Fund)	5.000%	10/1/14 (Prere.)	7,000	7,201
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,600	17,043
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.020%	3/3/14	7,900	7,900
2 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.130%	11/1/16	5,000	5,016
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/16	1,000	1,082
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,578
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,683
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	13,550	13,697
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.020%	3/3/14 LOC	11,900	11,900
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.020%	3/3/14 LOC	7,400	7,400
California Pollution Control Financing Authority
Revenue (San Diego Gas & Electric Co.)	5.900%	6/1/14 (14)	2,025	2,055
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/20	3,895	4,120
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/15	1,250	1,325
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/16	7,160	7,904
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/16	3,785	4,231
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/18 (2)	27,790	30,112
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/21	3,975	4,280
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	5,000	5,952
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	11,200
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	6,859
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,846
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/14 (Prere.)	1,500	1,521
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/14 (Prere.)	8,000	8,110
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/14 (Prere.)	5,000	5,069
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	5,601
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,825	6,462

California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	5,000	5,522
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,500	1,719
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,500	1,695
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	7,710
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,166
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,448
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,755
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,449
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	1,350	1,450
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,757
California Public Works Board Lease Revenue
(Regents of The University of California)	5.500%	6/1/14 (ETM)	2,635	2,671
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/15 (Prere.)	5,765	6,063
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/15 (Prere.)	9,010	9,760
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	9,312
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,456
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	2,014
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.300%	10/1/15 (2)	6,655	6,684
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,771
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,745	4,899
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/15	1,500	1,595
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	7,171
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,727
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,970
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	6,112
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	6,601
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	3,233
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,500	1,783
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	9,065	10,337

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,834
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,000	1,159
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,000	2,297
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,560	4,046
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/30	3,000	3,248
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,360	6,219
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/31	3,000	3,232
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,786
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,000	8,066
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	12,289
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,348
California State University Revenue Systemwide	5.000%	5/1/15 (Prere.)	11,955	12,635
California State University Revenue Systemwide	5.000%	11/1/15	1,040	1,124
California State University Revenue Systemwide	5.250%	11/1/20	3,515	4,139
California State University Revenue Systemwide	5.000%	11/1/22 (2)	6,485	6,814
California State University Revenue Systemwide	5.000%	11/1/23	5,605	6,760
California State University Revenue Systemwide	5.000%	11/1/23	3,960	4,635
California State University Revenue Systemwide	5.000%	11/1/24	8,690	9,812
California State University Revenue Systemwide	5.000%	11/1/24	2,915	3,379
California State University Revenue Systemwide	5.000%	11/1/25	11,820	13,260
California State University Revenue Systemwide	5.000%	11/1/26	12,530	14,057
California State University Revenue Systemwide	5.000%	11/1/27	5,000	5,585
California State University Revenue Systemwide	5.000%	11/1/27	5,740	6,507
California State University Revenue Systemwide	4.000%	11/1/29	3,900	3,992
4 California State University Revenue Systemwide
TOB VRDO	0.110%	3/7/14 (4)	5,000	5,000
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/25	14,975	15,535
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.100%	10/1/19	5,455	5,464
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.400%	10/1/20	1,450	1,441
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	11,500	12,216
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.000%	7/1/22	5,155	5,241
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/25	1,775	1,797
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/24	1,730	1,757

California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	500	522
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	692
California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.250%	11/15/34	4,350	4,365
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	6,190	6,528
California Statewide Communities Development
Authority Revenue (Institute for Defense
Analyses) VRDO	0.030%	3/7/14 (2)LOC	3,155	3,155
California Statewide Communities Development
Authority Revenue (John Muir Health) VRDO	0.030%	3/3/14 LOC	1,150	1,150
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,200	3,293
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,000	6,818
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,866
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/27	7,500	8,138
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20 (14)	2,440	2,643
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23 (14)	5,285	5,696
California Statewide Communities Development
Authority Revenue (Sherman Oaks Project)	5.500%	8/1/15 (2)	4,685	4,998
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (4)	9,100	9,803
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	633
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	600
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,260
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,085
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	12,569
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,222
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/26	5,000	5,361
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	7,158

4 Central Basin Municipal Water District California
COP TOB VRDO	0.050%	3/7/14 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,291
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/17	1,000	1,141
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	905
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,230
Cerritos CA Community College District GO	0.000%	8/1/20	500	427
Cerritos CA Community College District GO	0.000%	8/1/22	500	379
Cerritos CA Community College District GO	0.000%	8/1/23	500	354
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,628
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	5,797
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	3,000	3,407
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,307
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,257
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	14,237
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,700	3,067
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,330	3,798
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,605	4,134
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,800	4,306
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	1,000	1,126
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,379
Coast CA Community College District GO	5.000%	8/1/26	5,255	6,142
Coast CA Community College District GO	5.000%	8/1/28	2,595	2,979
Colton CA Joint Unified School District GO	4.000%	8/1/16 (4)	1,000	1,086
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	896
Colton CA Joint Unified School District GO	5.000%	8/1/24 (4)	1,050	1,219
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,150
Colton CA Joint Unified School District GO	5.000%	8/1/26 (4)	1,120	1,275
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/23	2,065	2,331
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/24	1,665	1,863
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	4,913
Contra Costa CA Community College District
GO	5.000%	8/1/32	3,000	3,320
Contra Costa CA Community College District
GO	5.000%	8/1/33	4,000	4,400
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/24	1,080	1,256

2 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.476%	12/15/15	12,000	12,006
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	15,300	16,877
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	566
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	561
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,565
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,622
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,295
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	709
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	852
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	909
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	831
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	675
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,301
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,485
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	2,795
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,086
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,715
Covina-Valley CA Unified School District GO	5.000%	8/1/27	2,000	2,245
Covina-Valley CA Unified School District GO	5.000%	8/1/28	2,000	2,231
Covina-Valley CA Unified School District GO	5.000%	8/1/29	2,080	2,300
Culver City CA Redevelopment Agency Tax
Allocation Revenue	5.375%	11/1/16 (4)	3,260	3,274
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	3,854
Cupertino CA Union School District GO	5.000%	8/1/26	3,500	4,080
2 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.230%	12/1/15	11,000	11,000
2 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.230%	12/1/15	9,000	9,000
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/14	2,000	2,025
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,269
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	17,727
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	4,981
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,000	6,661
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/26	5,245	5,903
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/27	6,220	6,974
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/28	1,000	1,121

El Camino CA Community College District GO	0.000%	8/1/29	8,065	4,056
El Camino CA Community College District GO	0.000%	8/1/32	10,000	4,121
El Camino CA Community College District GO	0.000%	8/1/33	3,500	1,369
El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,299
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,746
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,691
1 El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,667
1 El Dorado CA Irrigation District Revenue	5.000%	3/1/29 (4)	2,000	2,203
1 El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	5,851
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,288
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,071
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	849
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,513
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	3,029
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,575	3,758
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,679
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	4,953
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/25	2,130	1,273
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/26	3,000	1,785
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/27	5,000	2,975
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	5,000	5,263
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	21,150	23,206
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	22,750	24,803
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	947
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,085
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,669
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,558
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	2.000%	12/1/14 (4)	1,750	1,770
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/16	3,000	3,240
Golden State Tobacco Securitization Corp.
California Revenue	4.500%	6/1/27	33,020	28,696
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	1,699
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	3,438
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	9,005
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	11,709

Hemet CA Multifamily Housing Revenue
(Sunwest Retirement Village) VRDO	0.030%	3/7/14	800	800
Huntington Beach CA Union High School District
GO	5.000%	8/1/14 (Prere.)	3,530	3,603
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	1,500	1,642
Inland Empire Tobacco Securitization Authority
California Revenue	4.625%	6/1/21	7,245	6,679
Irvine CA Assessment District No. 89-10
Improvement Revenue (Northwest Irvine)
VRDO	0.020%	3/3/14 LOC	1,400	1,400
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.020%	3/3/14 LOC	1,100	1,100
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.020%	3/3/14 LOC	8,600	8,600
Irvine CA Ranch Water District Revenue VRDO	0.030%	3/3/14 LOC	6,000	6,000
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.020%	3/3/14 LOC	3,477	3,477
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,494
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,203
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,621
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,871
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	451
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	404
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,262
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.020%	3/3/14 LOC	6,500	6,500
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.030%	3/3/14 LOC	10,150	10,150
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25 (2)	8,645	9,065
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/14	2,000	2,018
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/15	1,750	1,817
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/16	2,500	2,670
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/17	1,110	1,235
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,656
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,868
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,785
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,185
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,377
Kings River Conservation District California COP	5.000%	5/1/14	3,500	3,529
Kings River Conservation District California COP	5.000%	5/1/15 (ETM)	2,590	2,737
Kings River Conservation District California COP	5.000%	5/1/15	1,755	1,850
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	852
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,401
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,383

La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,588
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,203
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,810	2,070
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,488
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/18	8,665	8,916
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	6,380	3,150
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	2,285	2,422
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,195	3,630
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.568%	11/15/25	16,845	14,195
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.588%	11/15/26	10,025	8,326
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,562
Los Angeles CA Community College District GO	4.000%	8/1/14	3,500	3,558
Los Angeles CA Community College District GO	5.000%	8/1/21 (4)	10,000	10,661
Los Angeles CA Community College District GO	5.000%	8/1/24	6,500	7,404
Los Angeles CA Community College District GO	5.000%	8/1/25	5,000	5,675
Los Angeles CA Community College District GO	5.500%	8/1/25	5,000	5,828
Los Angeles CA Community College District GO	5.000%	8/1/27	4,250	4,774
Los Angeles CA Community College District GO	5.000%	8/1/27	6,960	7,921
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,237
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,354
Los Angeles CA Community College District GO	5.000%	8/1/32 (4)	5,000	5,467
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,000	1,190
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,657
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	1,962
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	4,000	4,479
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,714
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/25	3,000	3,384
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	6,280
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,081
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,236
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,749
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,022
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,319
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	1,978

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,298
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	1,842
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,629
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,441
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	9,075	9,632
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,300	8,941
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,219
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	10,000	11,949
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23 (4)	20,605	21,902
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,710
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,559
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	3,160
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,000	11,712
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,746
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,649
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,274
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,901
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,606
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,268
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,862
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	7,305	7,661
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,000	16,804
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,000	7,777
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	1,940	2,118
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,055	6,742
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	5,563
4 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.040%	3/3/14	23,000	23,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/3/14	4,500	4,500

Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	3/3/14	2,100	2,100
Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	3/3/14	6,900	6,900
Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	3/7/14	9,500	9,500
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	4,055	4,155
Los Angeles CA GO	5.000%	9/1/22	10,000	11,966
Los Angeles CA GO	5.000%	9/1/28	5,850	6,645
Los Angeles CA GO	5.000%	9/1/29	5,850	6,594
Los Angeles CA GO	5.000%	9/1/30	5,850	6,548
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	2,250	2,621
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,324
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Figueroa Plaza)	5.000%	8/1/14 (Prere.)	345	352
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Figueroa Plaza)	5.000%	8/1/28 (14)(3)	8,635	8,782
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,830
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	7,081
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	16,001
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	5,000	5,093
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,000	5,083
Los Angeles CA Unified School District GO	5.000%	7/1/14 (ETM)	5,000	5,083
Los Angeles CA Unified School District GO	6.000%	7/1/14 (3)	1,440	1,468
Los Angeles CA Unified School District GO	5.000%	7/1/15	6,350	6,764
Los Angeles CA Unified School District GO	5.000%	7/1/16 (3)	2,000	2,222
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	4,041
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,800	3,265
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	4,000	4,428
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	5,000	5,718
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,082
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,531
Los Angeles CA Unified School District GO	5.000%	7/1/20 (2)	14,135	15,627
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	9,000	9,950
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	5,000	5,528
Los Angeles CA Unified School District GO	5.000%	7/1/21 (2)	15,940	17,565
Los Angeles CA Unified School District GO	5.000%	7/1/22 (2)	16,760	18,456
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	30,825	34,161
Los Angeles CA Unified School District GO	5.000%	7/1/23 (2)	6,000	6,793
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	12,975	14,691
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	6,600	7,314
Los Angeles CA Unified School District GO	5.000%	7/1/24 (4)	17,210	19,454
Los Angeles CA Unified School District GO	4.500%	7/1/25 (14)	2,450	2,693
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	10,235	11,213
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,867
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,000	11,026
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,586
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,825
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,520
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	21,405	23,053
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,467
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	7,845	8,466
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,936

Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	6,485	6,956
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	8,000	8,485
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	3,500	3,820
Los Angeles CA Wastewater System Revenue	5.000%	6/1/15	2,650	2,813
Los Angeles CA Wastewater System Revenue	5.000%	6/1/16	2,500	2,772
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	15,113
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30 (14)	1,305	1,365
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,188
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	18,762
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	3,250	3,618
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,722
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	6,000	7,272
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,654
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,000	12,107
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	6,161
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,000	11,903
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/14 (14)	24,180	25,044
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/15 (14)	8,940	9,637
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/19 (14)	4,860	5,205
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/20 (14)	5,000	5,355
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/21	1,000	1,187
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21 (14)	6,460	6,903
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,000	1,185
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22 (14)	6,790	7,256
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,733
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	2,175	2,321
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,730
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	3,095	3,292
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,499
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,164
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/21	1,670	1,964

Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/22	4,555	5,355
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/23	2,105	2,461
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/24	2,215	2,555
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	3.000%	9/1/14	3,110	3,148
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	4.000%	9/1/15	1,000	1,048
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	15,168
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,203
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,035	1,138
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	2,838
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,584
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/17	15,000	17,277
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/18	20,000	23,652
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/20	4,000	4,856
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	3,289
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30 (4)	6,825	7,172
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,120	2,416
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	4,072
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,282
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,548
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,290
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	12,491
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,189
Metropolitan Water District of Southern
California Revenue PUT	2.500%	10/1/14	5,000	5,040
2 Metropolitan Water District of Southern
California Revenue PUT	0.180%	5/1/15	5,000	4,996
2 Metropolitan Water District of Southern
California Revenue PUT	0.180%	5/1/15	5,000	4,996

2 Metropolitan Water District of Southern
California Revenue PUT	0.380%	5/1/15	10,000	10,001
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/3/14	3,700	3,700
Metropolitan Water District of Southern
California Revenue VRDO	0.030%	3/7/14	1,260	1,260
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	2,030	2,171
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	2,515	2,677
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	2,645	2,799
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	4,122
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,190
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,000	1,188
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/27	3,000	3,339
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,595
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	5,946
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/30	5,705	6,200
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,234
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,639
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,139
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,150
New Haven CA Unified School District GO	12.000%	8/1/15 (4)	2,905	3,382
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	6,610
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,000	2,123
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,504
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	691
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	6,100
Northern California Gas Authority No. 1
Revenue	0.765%	7/1/17	23,385	22,942
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,161
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	1,938
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,776
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	4,091
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,870
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,843
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,584
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,328
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,767
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,752

Oakland CA GO	5.000%	1/15/31	3,000	3,186
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,455
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,695	3,987
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,797
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,472
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/15 (Prere.)	12,870	13,749
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,465
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,751
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,132
Oakland CA Unified School District GO	6.250%	8/1/28	2,000	2,301
Ohlone CA Community College District GO	5.000%	8/1/22	750	908
Ohlone CA Community College District GO	5.000%	8/1/23	1,500	1,792
Ohlone CA Community College District GO	5.000%	8/1/31	1,770	1,925
Ontario Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,490
Ontario Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,030
Ontario Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,607
Ontario Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,589
Ontario Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	2,851
Ontario Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	2,985
Ontario Public Financing Authority Water
Revenue	5.250%	7/1/33	2,165	2,415
Orange County CA Development Agency Tax
Allocation Revenue (Neighborhood
Development & Preservation Project)	5.250%	9/1/14 (14)	1,415	1,421
Orange County CA Development Agency Tax
Allocation Revenue (Neighborhood
Development & Preservation Project)	5.250%	9/1/15 (14)	1,485	1,490
Orange County CA Development Agency Tax
Allocation Revenue (Neighborhood
Development & Preservation Project)	5.375%	9/1/16 (14)	1,570	1,575
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,346
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,363
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,398
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,415
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,447

Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,000	1,183
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,500	2,814
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	2,839
Orange County CA Water District COP	5.000%	8/15/29	6,925	7,795
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,021
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,115
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,660
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,646
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,639
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,103
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	272
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	426
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,055
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	11,171
Palomar Pomerado Health California COP	6.625%	11/1/29	5,000	5,189
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	3,000	2,244
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	3,371
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	1,670
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,056
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,639
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,176
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	1,953
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	4.750%	8/1/24 (14)	3,050	3,058
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,930	1,658
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	9,050	11,657
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,371
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,837
Poway CA Unified School District GO	4.000%	9/1/16	250	268
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,911
Poway CA Unified School District GO	4.000%	9/1/17	250	272
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,232
Poway CA Unified School District GO	4.000%	9/1/18	450	493
Poway CA Unified School District GO	0.000%	8/1/19	5,425	4,862
Poway CA Unified School District GO	5.000%	9/1/19	990	1,146
Poway CA Unified School District GO	0.000%	8/1/20	3,280	2,813
Poway CA Unified School District GO	5.000%	9/1/20	610	706
Poway CA Unified School District GO	5.000%	9/1/21	325	375
Poway CA Unified School District GO	5.000%	9/1/22	460	531
Poway CA Unified School District GO	5.000%	9/1/23	1,575	1,788
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,804
Poway CA Unified School District GO	5.000%	9/1/26	1,000	1,097
Poway CA Unified School District GO	0.000%	8/1/28	9,070	4,746
Poway CA Unified School District GO	5.000%	9/1/29	1,210	1,297
Poway CA Unified School District GO	5.000%	9/1/30	2,570	2,737

Poway CA Unified School District GO	0.000%	8/1/31	1,095	473
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	465
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,047
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,000	1,041
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/15 (2)	2,835	2,902
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/16 (2)	5,100	5,214
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	12,000	12,217
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	1,913
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,000	856
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,100
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,180
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,711
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,854
Riverside CA Electric Revenue VRDO	0.030%	3/7/14 LOC	6,800	6,800
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,408
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,469
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,591
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,706
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,753
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,844
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/15	3,000	3,169
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	4,247
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/30	3,000	3,468
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/31	4,000	4,600
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/32	3,000	3,422
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/33	2,000	2,270
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.020%	3/7/14	9,810	9,810
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/22	2,500	1,725
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/23	3,630	2,347

Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/24	6,985	4,229
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/31	5,000	1,892
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/32	4,000	1,423
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/33	5,500	1,799
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/34	3,500	1,066
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	5,058
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,013
Roseville CA Electric System Revenue	5.000%	2/1/30	6,120	6,513
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,205	4,683
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	11,248
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,000	2,236
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	200	212
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/17	1,250	1,426
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	847
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,366
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,500
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,200
Sacramento CA Financing Authority Lease
Revenue	5.000%	11/1/14 (14)	780	798
Sacramento CA Financing Authority Lease
Revenue	5.375%	12/1/14 (4)	1,630	1,638
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/19 (14)	12,860	13,632
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/20 (14)	13,670	14,371
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/21 (14)	7,710	8,335
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	4.750%	7/1/23 (14)	1,500	1,606
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/14	2,810	2,874
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/15	2,640	2,829
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	4,000	4,382
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	11,850
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	2,660	3,096
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	7,550	8,576

Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,258
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	15,275	17,296
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	5,000	5,662
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	5,567
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,248
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,038
Sacramento CA Municipal Utility District
Revenue VRDO	0.020%	3/7/14 LOC	44,500	44,500
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/22	1,000	1,130
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/28	2,500	2,672
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/29	2,635	2,797
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/30	2,975	3,146
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/31	3,125	3,288
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,778
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.020%	3/7/14	16,600	16,600
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.030%	3/7/14	15,000	15,000
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,698
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,259
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,806
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,938
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,355
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,615	3,891
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/21 (14)	1,850	2,031
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/22 (14)	5,495	6,025
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/23 (14)	7,030	7,685
Saddleback Valley CA Unified School District
GO	5.000%	8/1/29	3,000	3,374
San Bernardino CA City Unified School District
GO	5.000%	8/1/20 (4)	765	895
San Bernardino CA City Unified School District
GO	5.000%	8/1/21 (4)	1,230	1,432
San Bernardino CA City Unified School District
GO	5.000%	8/1/22 (4)	1,500	1,739
San Bernardino CA City Unified School District
GO	5.000%	8/1/23 (4)	1,100	1,269
San Bernardino CA City Unified School District
GO	5.000%	8/1/24 (4)	1,400	1,594
San Bernardino CA Community College District
GO	5.000%	8/1/24	4,375	5,157

San Bernardino CA Community College District
GO	5.000%	8/1/25	4,550	5,251
San Bernardino CA Community College District
GO	5.000%	8/1/26	4,150	4,737
San Bernardino County CA Justice Center &
Airport COP	5.000%	7/1/14 (14)	5,585	5,656
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	2,905	3,019
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	3,135	3,300
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,894
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,719
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,560
San Diego CA Community College District GO	5.000%	8/1/29	5,000	5,590
San Diego CA Community College District GO	5.000%	8/1/30	1,250	1,418
San Diego CA Community College District GO	5.000%	8/1/30	8,670	9,627
San Diego CA Community College District GO	5.000%	8/1/30	9,830	10,915
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,128
San Diego CA Community College District GO	5.000%	8/1/31	3,380	3,737
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,412
San Diego CA Community College District GO	5.000%	8/1/32	2,000	2,201
4 San Diego CA Community College District GO
TOB VRDO	0.050%	3/7/14	3,290	3,290
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/17	500	549
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,611
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,470	4,026
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	3,000	3,403
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	2,000	2,292
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	6,000	6,796
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/27	5,000	5,781
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	1,825	2,059
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	4,215	4,781
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/28	5,000	5,718
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	5,355	6,250
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,629
San Diego CA Unified School District GO	0.000%	7/1/14 (14)	3,400	3,396
San Diego CA Unified School District GO	0.500%	7/1/15	3,500	3,512
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	8,831
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	11,713
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	16,002
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,000	1,242
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	5,202
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	9,183

San Diego CA Unified School District GO	0.000%	7/1/27	8,500	4,962
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	4,395
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	1,641
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	4,833
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,210
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,079
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,900	4,449
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	10,147
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,770
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,208
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/23	4,285	4,833
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/25	4,820	5,408
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/26	1,140	1,290
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/27	2,420	2,731
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/28	5,780	6,678
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	5/1/27	2,000	2,274
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,562
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/15 (14)	6,215	6,574
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/16 (14)	7,880	8,703
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	8,153
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,597
4 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.030%	3/7/14	6,100	6,100
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	15,500	16,959
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	10,990
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	1,070	1,276
San Francisco CA City & County (Laguna
Honda Hospital) GO	5.000%	6/15/28 (12)	12,355	12,957
San Francisco CA City & County GO	5.000%	6/15/21	7,450	9,048
San Francisco CA City & County GO	5.000%	6/15/22	2,595	3,150
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,767
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	6,055
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,858

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,000	5,764
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24 (14)	10,000	10,860
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25 (14)	2,000	2,172
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/26	22,000	25,166
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27 (14)	13,075	14,119
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,500	8,293
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,855	3,117
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,940	6,391
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	840	899
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	14,718
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/26	2,995	3,445
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	11,619
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,000	1,136
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	12,353
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	2,960	3,350
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	6,530	7,344
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	11,268
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,705	3,035
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	11,547
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	15,563
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	6,353
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	9,000	9,872
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,451
4 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.040%	3/7/14	2,700	2,700
1 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/17	100	113
1 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/19	220	254

1 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	150
1 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	183
1 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	142
1 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	135
1 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	151
1 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	264
1 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	151
1 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	488
1 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	418
1 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	546
1 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	231
San Francisco CA City & County Unified School
District GO	5.000%	6/15/15	1,200	1,276
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	2,470	2,517
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	8,888
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,318
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/27	1,425	1,608
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,762

San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,357
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,261
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	8,678
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	8,029
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/15 (14)	1,920	1,878
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	12,777
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	4,035
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	10,830
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,138
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,534
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	4,006
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	8,000	8,547
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,495	2,638
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,386
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	5,100	5,324
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,205
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	16,866
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	11,810
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	594
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	838
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,404
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/14 (2)	3,590	3,656
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.250%	8/1/14 (14)	6,175	6,286
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/16 (2)	625	681
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/17 (14)	600	628
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	4,000	4,595
4 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.080%	3/7/14	3,600	3,600
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	6,427

San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	7,261
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	950
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,067
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	543
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,154
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	642
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	2,952
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	921
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	865
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,019
San Mateo CA Union High School District GO	0.000%	9/1/14 (14)	1,500	1,498
San Mateo CA Union High School District GO	0.000%	9/1/24	5,390	3,708
San Mateo CA Union High School District GO	5.000%	9/1/30	2,600	2,965
San Mateo CA Union High School District GO	5.000%	9/1/31	1,440	1,633
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	3,847
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	4,451
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	1,979
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	2,711
San Mateo County CA Community College
District GO	5.000%	9/1/26	3,170	3,482
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	2,455	2,649
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,267
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,693
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,078
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,712
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,180
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,520
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	4,809
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,128
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	13,321
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	11,122
Santa Clara County CA GO	5.000%	8/1/28	8,830	10,075
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32 (2)	4,000	4,343
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	5,926
Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	3,164

Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	6,956
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	5,679
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,216
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,397
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	1,801
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,607
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,125	2,255
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,665	2,779
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,668
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,315
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,512
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,712
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,903
Sonoma County CA Junior College District GO	5.000%	8/1/28	3,000	3,457
Sonoma County CA Junior College District GO	5.000%	8/1/29	2,000	2,287
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,141
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,389
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	9,255	9,421
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,376
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,649
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	12,071
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,175	4,780
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	7/1/27	6,950	8,084
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	3,982
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,824
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,807
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,641
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,630
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,169
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,270	5,966
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,561
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	7,741
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,500	3,844

Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,000	2,129
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,769
Southern California Public Power Authority
Revenue (Transmission Project) VRDO	0.030%	3/7/14 (4)	18,500	18,500
St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	3,045
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,089
1 Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	1,952
4 Sweetwater CA Unified School District GO TOB
VRDO	0.050%	3/7/14 (13)	3,300	3,300
Temecula Valley CA Unified School District GO	0.000%	8/1/32	2,000	1,372
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	6,853
Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/24	5,115	5,792
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,368
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	6,127
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,607
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	6,895
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,322
University of California Regents Medical Center
Revenue	5.000%	5/15/19 (14)	5,075	5,413
University of California Regents Medical Center
Revenue	5.000%	5/15/20 (14)	5,065	5,402
University of California Regents Medical Center
Revenue	5.000%	5/15/25	19,385	21,164
University of California Regents Medical Center
Revenue	5.000%	5/15/26	10,095	10,996
University of California Regents Medical Center
Revenue	5.000%	5/15/32	14,940	16,117
University of California Regents Medical Center
Revenue	5.000%	5/15/33	5,000	5,322
University of California Regents Medical Center
Revenue VRDO	0.020%	3/3/14	9,610	9,610
University of California Regents Medical Center
Revenue VRDO	0.020%	3/3/14	4,625	4,625
University of California Revenue	5.000%	5/15/15 (Prere.)	1,185	1,266
University of California Revenue	5.000%	5/15/15 (Prere.)	555	593
University of California Revenue	5.000%	5/15/15 (Prere.)	240	256
University of California Revenue	5.000%	5/15/17 (4)	19,435	20,744
University of California Revenue	5.000%	5/15/18 (4)	9,445	10,076
University of California Revenue	5.000%	5/15/19 (4)	4,035	4,304
University of California Revenue	5.000%	5/15/20 (4)	30,900	32,955
University of California Revenue	5.000%	5/15/21 (4)	14,915	15,887
University of California Revenue	5.000%	5/15/22	5,420	6,456
University of California Revenue	5.000%	5/15/22	9,000	10,917
University of California Revenue	5.000%	5/15/23	6,465	7,832
University of California Revenue	5.750%	5/15/25	3,000	3,568
University of California Revenue	5.000%	5/15/26 (14)	10,000	10,917
University of California Revenue	5.000%	5/15/27	10,900	12,391
University of California Revenue	5.000%	5/15/28	11,680	13,190
University of California Revenue	5.000%	5/15/28	1,000	1,146
University of California Revenue	5.000%	5/15/32	14,020	15,425
University of California Revenue	5.000%	5/15/33	15,240	16,862
University of California Revenue	5.000%	5/15/33	10,110	11,186
University of California Revenue	5.000%	5/15/34	15,900	17,500
University of California Revenue PUT	5.000%	5/15/23	25,000	30,036

4 University of California Revenue TOB VRDO	0.040%	3/3/14	6,550	6,550
University of California Revenue VRDO	0.030%	3/7/14	10,000	10,000
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,162
1 Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	690
1 Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	575	658
1 Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,503
1 Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,556
1 Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,615
1 Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,312
1 Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,302
Ventura County CA Community College District
GO	5.000%	8/1/24	1,210	1,411
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,201
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,496
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	7,850
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,380
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,100
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,153
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,338
Vista CA Unified School District GO	5.000%	8/1/24	5,000	5,847
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,120
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,078
West Basin CA Municipal Water District
Revenue	4.000%	8/1/15	4,810	5,074
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,000	2,392
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,182
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	885
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	750	884
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,153
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,423
William S. Hart CA Union High School District
GO	5.000%	9/1/25	1,735	2,001
William S. Hart CA Union High School District
GO	5.000%	9/1/26	1,085	1,240
William S. Hart CA Union High School District
GO	5.000%	9/1/27	1,500	1,698
				7,219,147

Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/28	1,250	1,280
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	4,000	4,080
				5,360
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	2,200	2,265

Total Tax-Exempt Municipal Bonds (Cost $6,861,579)				7,226,772
Total Investments (99.5%) (Cost $6,861,579)				7,226,772
Other Assets and Liabilities-Net (0.5%)				34,519
Net Assets (100%)				7,261,291

1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2014.
2	Adjustable-rate security.
3	Securities with a value of $1,097,000 have been segregated as initial margin for open futures contracts.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $95,789,000, representing 1.3% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance). (6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,226,772	—
Futures Contracts—Assets[1]	96	—	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	88	7,226,772	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of	Aggregate
			Settlement	Unrealized
		Long (Short)	Value	Appreciation
		Contracts
Futures Contracts	Expiration		Long (Short) (Depreciation)
10-Year U.S. Treasury Note	June 2014	(441)	(54,918)	(92)
5-Year U.S. Treasury Note	June 2014	323	38,715	(8)
Ultra Long U.S. Treasury Bond	June 2014	(79)	(11,344)	—
				(100)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2014, the cost of investment securities for tax purposes was $6,863,986,000. Net unrealized appreciation of investment securities for tax purposes was $362,786,000, consisting of unrealized gains of $389,695,000 on securities that had risen in value since their purchase and $26,909,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a)

Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a)	Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:

/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:

/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference